Related Party Debt and Transactions (Details Narrative) 12M - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	May 15, 2017
Cancellation of loans
Due to related parties	$ 54,001		54,001		49,395
Loans and interest received (repaid) from/to related parties			4,606	$ (37,812)	(27,518)	$ 70,846
Interest expense, related party	(155)	$ (155)	(308)	$ (230)	(536)	(300)
Accrued expenses	1,188,520		1,188,520		937,783	530,150
SH Loan #1
Loan from related party							$ 6,000
Interest Rate							8.00%
SH Loan #2
Loan from related party			6,280		6,280
Due to related parties	$ 12,280		$ 12,280		$ 12,280
Interest Rate	8.00%		8.00%		8.00%
Interest expense, related party			$ 1,211		$ 903	267
Related Party Loans
Due to related parties	$ 350		350
Repayment of loans to related parties			40,160		36,300
Loans and interest received (repaid) from/to related parties			$ 36,300
Accrued expenses					14,450	22,200		$ 5,300
Accrued expenses, balance due					$ 350
Employment Agmt
Date of Agreement			Sep. 06, 2013		Sep. 06, 2013
Term of Agreement			2 years		2 years
Annual Compensation			$ 275,000		$ 275,000
Options to purchase			1,500		1,500
Options to purchase, exercise price			$ 40		$ 40
Bonus			$ 137,500		$ 68,750
Earnings			275,000		275,000	275,000
Accrued Earnings			$ 737,611		$ 645,945	$ 395,630